Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of income tax expense

In € thousand	2021	2020	2019
Current income tax expense	556	46	61
Current income tax expense related to prior years	143	—	—
Deferred tax expense	10	—	—
Total income tax expense	709	46	61

Schedule of reconciliation of expected tax expense and reported tax expense

In € thousand	2021	2020	2019
Profit (Loss) before income tax	(410,327)	(188,381)	(63,418)
Income tax rate	27.55%	27.55%	27.55%
Expected income taxes on this	113,045	51,899	17,472
Effects deriving from differences to the expected tax rate	40	54	(3)
Other non-deductible expenses and taxes	(209)	(238)	(312)
Changes in the realization of deferred tax assets	(67,465)	(22,371)	(18,978)
Other	(46,120)	(29,390)	1,760
Income tax as per statement of operations	(709)	(46)	(61)
Effective tax rate in %	(0.2)%	0.0%	(0.1)%

Schedule of deferred taxes

	Deferred tax assets		Deferred tax liabilities
In € thousand	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Non-current assets	3,010	2,289	3,099	3,043
Intangible assets	2,995	2,261	—	—
Property, plant and equipment	15	—	3,088	2,855
Financial assets	—	28	11	188
Current assets	14	9	286	—
Inventories	11	9	—	—
Receivables and other assets	3	—	286	—
Non-current liabilities	645	531	167	9
Provisions	24	—	3	9
Liabilities	621	531	163	—
Current liabilities	222	563	631	340
Provisions	91	—	—	62
Liabilities	131	563	631	278
Loss carry forwards	282	—	—	—
Gross value	4,173	3,392	4,183	3,392
Netting	(4,173)	(3,392)	(4,173)	(3,392)
Recognition in the statement of financial position	—	—	10	—

Schedule of tax attributes (gross)

In € thousand	12/31/2021	12/31/2020
Corporation tax loss carryforwards	388,980	129,704
Trade tax loss carryforwards	387,524	128,889
Interest carryforwards	15,846	14,879

Schedule of deductible temporary differences and tax loss and interest carryforwards

	Deferred tax assets on
			Interest
	Temporary	Tax	carry
In € thousand	differences	losses	forward	Total
Unrecognized deferred tax assets as of January 1, 2020	20,313	11,540	2,352	34,205
Addition	—	24,099	1,311	25,410
Deductions	(3,037)	—	—	(3,037)
Unrecognized deferred tax assets as of December 31, 2020	17,276	35,639	3,663	56,578
Addition	—	70,625	266	70,891
Deductions	(3,426)	—	—	(3,426)
Unrecognized deferred tax assets as of December 31, 2021	13,850	106,624	3,929	124,043